Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 272,543	¥ 1,162,670	¥ 2,262,656
Domestic Income (loss) [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	(413,499)	735,128	1,545,510
Foreign Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 686,042	¥ 427,542	¥ 717,146